Acquisitions and Divestitures - 2017 Acquisitions (Details) CAD / shares in Units, $ / shares in Units, € in Millions, $ in Millions, ₨ in Billions												1 Months Ended		12 Months Ended
	Dec. 28, 2017 USD ($)	Sep. 06, 2017 USD ($)	Sep. 06, 2017 EUR (€)	Aug. 17, 2017 USD ($) shares	Aug. 17, 2017 INR (₨)	Jul. 06, 2017 USD ($) $ / shares shares	Jul. 04, 2017 USD ($)	Jul. 04, 2017 EUR (€)	Feb. 17, 2017 USD ($) $ / shares shares	Jan. 26, 2017 USD ($) CAD / shares shares	Jan. 13, 2017 USD ($) $ / shares shares	Nov. 30, 2017 USD ($)	Nov. 30, 2017 INR (₨)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 22, 2017 USD ($)	Dec. 22, 2017 INR (₨)	Feb. 14, 2017 USD ($)	Feb. 14, 2017 INR (₨)	Jan. 26, 2017 CAD	Aug. 26, 2016 USD ($)	Aug. 26, 2016 INR (₨)	Feb. 08, 2016
Disclosure of detailed information about business combination [line items]
Sale of subsidiary														$ 640.4	$ 0.0
Investments in associates														3,656.3	2,633.5
Acquisitions of subsidiaries														2,451.2	86.8
Other net changes in capitalization (note 16)														420.6	144.4
Notional amount														$ 6,396.9	$ 4,783.5
Allied World
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired				5.40%		94.60%
Purchase consideration				$ 229.0		$ 3,977.9
Cash transferred				109.7		$ 1,905.6
Equity interests issued, pre-closing dividends paid per share (in dollars per share) | $ / shares						$ 5.00
Equity interests issued, pre-closing dividends paid						$ 438.0
Privi Organics
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired																					50.80%	50.80%
Purchase consideration																					$ 55.0	₨ 3.7
Fairfax Africa
Disclosure of detailed information about business combination [line items]
Cash transferred									$ 252.2
Number of multiple voting equity interests acquired | shares									22,715,394
Number of subordinated voting equity interests acquired | shares									2,500,000
Saurashtra Freight Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired																		51.00%	51.00%
Purchase consideration																		$ 30.0	₨ 2.0
First Capital Insurance Limited
Disclosure of detailed information about business combination [line items]
Percentage of interest sold	97.70%
Sale of subsidiary	$ 1,683.3
Realized gain of sale of subsidiary	$ 1,018.6
Fairfax India
Disclosure of detailed information about business combination [line items]
Ownership percentage											30.20%
Voting interest percentage											93.60%
Number of subordinated voting equity interests acquired | shares														7,663,685
Acquisitions of subsidiaries											$ 336.3
Other net changes in capitalization (note 16)											3.3
Co-Investors | Allied World
Disclosure of detailed information about business combination [line items]
Purchase consideration						1,580.0
Quess | Manipal
Disclosure of detailed information about business combination [line items]
Purchase consideration																$ 152.5	₨ 9.8
Thomas Cook India | Quess
Disclosure of detailed information about business combination [line items]
Percentage of interest sold												5.40%	5.40%
Sale of subsidiary												$ 96.8	₨ 6.3
Fairfax India
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares											493.5
Fairfax India | Fairchem Limited
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired																							44.70%
Fairfax India | Privi Organics
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired																					50.80%	50.80%
Fairfax Africa
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares									$ 493.3
Subordinate voting shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares														27,904,801	23,004,207
Subordinate voting shares | Allied World
Disclosure of detailed information about business combination [line items]
Equity interests issued in combination				$ 119.3		$ 2,072.3								$ 2,191.6
Number of shares issued (in shares) | shares				276,397		4,799,497
Common shares | Quess
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares				$ 132.2	₨ 8.5
Common shares | Quess | Manipal
Disclosure of detailed information about business combination [line items]
Equity interests issued in combination																117.7	7.5
Preferred shares
Disclosure of detailed information about business combination [line items]
Other net changes in capitalization (note 16)															$ 0.6
Preferred shares | Quess | Manipal
Disclosure of detailed information about business combination [line items]
Equity interests issued in combination																$ 34.3	₨ 2.2
Multiple voting shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares														1,548,000	1,548,000
Multiple voting shares | Fairfax Africa
Disclosure of detailed information about business combination [line items]
Share acquired through exchange of indirect interest (in shares) | shares									7,284,606
Allied World | Co-Investors
Disclosure of detailed information about business combination [line items]
Ownership percentage														32.60%
Quess
Disclosure of detailed information about business combination [line items]
Ownership percentage														33.10%	42.10%
Acquisitions of subsidiaries														$ 210.0
Other net changes in capitalization (note 16)															$ 135.6
Grivalia
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired		0.10%	0.10%				10.30%	10.30%
Ownership percentage		52.70%	52.70%				52.60%	52.60%						0.00%	40.60%
Consideration paid		$ 0.6	€ 0.5				$ 100.0	€ 88.0
Investments in associates														$ 0.0	$ 295.9
Gain (loss) on fair value adjustment							$ 51.3
AFGRI Proprietary Limited
Disclosure of detailed information about business combination [line items]
Equity interests issued in combination									$ 72.8
Ownership percentage														60.00%
Investments in associates									$ 40.5					$ 0.0
AFGRI Proprietary Limited | Multiple voting shares
Disclosure of detailed information about business combination [line items]
Share acquired through exchange of indirect interest (in shares) | shares									7,284,606
Fairfax Africa
Disclosure of detailed information about business combination [line items]
Ownership percentage									64.20%
Voting interest percentage									98.80%
Investments in associates									$ 325.0
Investment in associates (in dollars per share) | $ / shares									$ 10.00
Fairchem Limited
Disclosure of detailed information about business combination [line items]
Ownership percentage														0.00%	44.90%
Investments in associates														$ 0.0	$ 0.0
Fairchem Limited | Fairfax India
Disclosure of detailed information about business combination [line items]
Ownership percentage														48.70%
Mosaic Capital
Disclosure of detailed information about business combination [line items]
Voting interest percentage										62.00%
Investments in associates										$ 114.5										CAD 150,000,000
Mosaic Capital | Common shares
Disclosure of detailed information about business combination [line items]
Warrants to acquire common shares (in shares) | shares										17,026,106
Warrants to acquire common shares (in dollars per share) | CAD / shares										$ 8.81
Fairfax Financial Holdings | Subordinate voting shares | Fairfax India
Disclosure of detailed information about business combination [line items]
Purchase consideration											$ 145.0
Consideration transferred (in dollars per share) | $ / shares											$ 11.75
Number of subordinated voting equity interests acquired | shares											12,340,500
6.00% Senior Preferred Securities | Mosaic Capital
Disclosure of detailed information about business combination [line items]
Notional amount | CAD																				CAD 100,000,000.0
Interest rate										6.00%										6.00%
5.00% Senior Secured Debentures | Mosaic Capital
Disclosure of detailed information about business combination [line items]
Notional amount | CAD																				CAD 50,000,000.0
Interest rate										5.00%										5.00%